Document and Entity Information	6 Months Ended
Jun. 30, 2015
Document and Entity Information [Abstract]
Entity Registrant Name	VYCOR MEDICAL INC
Entity Central Index Key	0001424768
Amendment Flag	false
Document Type	POS AM
Document Period End Date	Jun. 30, 2015
Entity Filer Category	Smaller Reporting Company